Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000246166 [Member]
Shareholder Report [Line Items]
Fund Name	Sequoia Global Value ETF
Class Name	Sequoia Global Value ETF
Trading Symbol	SFGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sequoia Global Value ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://sequoia-financial-sfgv.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://sequoia-financial-sfgv.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
As a diversified global equity fund that provides exposure to large-, mid-, and small-cap stocks both domestically and internationally, the Fund benefited from the favorable return environment. Equities were broadly higher during the period, with international stocks outperforming U.S. stocks due to both strong earnings growth and a decline in the value of the U.S. dollar.
Valuations played a significant role in performance during the period. Investor’s willingness to pay higher valuations for growth stocks magnified total returns for the benchmark (MSCI ACWI All Cap Index), while the Fund’s focus on profitable companies selling for attractive valuations was not as much of a beneficiary of growing investor optimism. In contrast to the index, the price to free cash flow ratio (P/FCF) for the Fund declined during the period, which lowered total returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (1/17/2024)
Sequoia Global Value ETF - NAV	11.90%	15.84%
MSCI ACWI All Cap Index Net (USD)	17.63%	21.47%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://sequoia-financial-sfgv.com/ for more recent performance information.

Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,040,998,842
Holdings Count | holding	222
Advisory Fees Paid, Amount	$ 2,389,414
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,040,998,842	Advisory Fees	$3,237,168
# of Portfolio Holdings	222	Fees Waived and/or Expenses Reimbursed	$(847,754)
Portfolio Turnover Rate*	46%	Net Advisory Fees Paid	$2,389,414
*Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	50.2%
Exchange Traded Funds	49.7%
Investments Purchased with Proceeds from Securities Lending	7.1%
Cash and Cash Equivalents	(7.0)%

TOP 10 HOLDINGS (as a % of Net Assets)
Avantis U.S. Small Cap Value ETF	10.1%
iShares Core MSCI International Developed Markets ETF	9.9%
Vanguard FTSE Developed Markets ETF	9.9%
Vanguard FTSE Emerging Markets ETF	5.8%
Avantis International Small Cap Value ETF	5.1%
Avantis Real Estate ETF	4.9%
Avantis Emerging Markets Value ETF	3.9%
Apple, Inc.	1.6%
Exxon Mobil Corp.	1.3%
Merck & Co., Inc.	1.2%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://sequoia-financial-sfgv.com/ or by calling (215) 330-4476.
Effective March 31, 2025, Sequoia Financial Group, LLC (the “Sub-Adviser” or “Sequoia”) replaced CCM Investment Group, LLC (“CCM”) as the Fund’s sub-adviser. Sequoia acquired the assets of CCM and its affiliates in a transaction that was completed on March 31, 2025, and the Fund’s portfolio managers who were previously responsible for the day-to-day management of the Fund on behalf of CCM continue to be responsible for the day-to-day management of the Fund on behalf of Sequoia.
Effective October 22, 2025, the Fund’s investment adviser contractually agreed to waive management fees to reduce the Fund’s effective management fee from 0.33% to 0.22% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2026 unless terminated sooner by the Board.

Material Fund Change Expenses [Text Block]
Effective October 22, 2025, the Fund’s investment adviser contractually agreed to waive management fees to reduce the Fund’s effective management fee from 0.33% to 0.22% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2026 unless terminated sooner by the Board.